Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels.

The Company accrues the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

• Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

• The amount of the loss can be reasonably estimated.

Currently, the Company is not aware of any such claims or contingent liabilities which should be disclosed or for which a provision should be established in the consolidated financial statements.

Commitments

(A) Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable time and bareboat charter contracts, as of December 31, 2024 were:

Year ending December 31,	Amount
2025	$400,907
2026	341,383
2027	296,080
2028	287,108
2029	268,813
Thereafter	654,386
Total	$2,248,677

(B) Vessels Under Construction Commitments: As of December 31, 2024, the Company, had outstanding commitments relating to acquisitions of vessels and vessels under construction amounting to $486,000 and $1,436,525, respectively which will be financed through the issuance of debt and cash at hand (Notes 1, 5, 6).

The following table contains details of vessels under construction commitments:

Year ending December 31,	Vessels’ acquisitions	Vessels under construction	Total
2025	$—	$231,389	$231,389
2026	486,000	725,829	1,211,829
2027	—	479,307	479,307
Total	$486,000	$1,436,525	$1,922,525

17. Commitments and Contingencies - Continued

Commitments - Continued

(C) Supervision Services Commitments: As of December 31, 2024, the Company had outstanding commitments relating to supervision services agreements for vessels under construction, amounting to $6,167 (Notes 5, 6).

The following table contains details of supervision services commitments:

Year ending December 31,	Amount
2025	$2,600
2026	2,067
2027	1,500
Total	$6,167